Expense Example	Oct. 31, 2025 USD ($)
Nationwide Bond Index Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	382
Nationwide Bond Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	442
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,101
Nationwide Bond Index Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,284
Nationwide Bond Index Fund | Institutional Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	691
Nationwide Mid Cap Market Index Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	154
Expense Example, with Redemption, 10 Years	353
Nationwide Mid Cap Market Index Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,257
Nationwide Mid Cap Market Index Fund | Institutional Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	282
Expense Example, with Redemption, 10 Years	638
Nationwide Mid Cap Market Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	638
Expense Example, with Redemption, 3 Years	777
Expense Example, with Redemption, 5 Years	929
Expense Example, with Redemption, 10 Years	$ 1,370